Subsequent Events (Details Narrative) (10-K)		1 Months Ended
	Jul. 29, 2019 Integer shares	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($)	May 31, 2018 USD ($)
Loan payable - related party					$ 93,761	$ 81,618
PLAYLive Nation, Inc [Member]
Business acquisition, shares issued in consideration | shares	750,000
Subsequent Event [Member]
Operating lease, term			5 years
Rent expenses per month			$ 700
Loan payable - related party		$ 93,761
Subsequent Event [Member] | Second Gaming Center [Member]
Operating lease, term		5 years
Rent expenses per month		$ 2,500
Subsequent Event [Member] | PLAYLive Nation, Inc [Member]
Business acquisition, shares issued in consideration | shares	750,000
Number of franchised gaming centers | Integer	44
Number of states of gaming centers | Integer	11
Number of unique gamers served | Integer	150,000